Changes in working capital	12 Months Ended
Dec. 31, 2023
Changes in working capital
Changes in working capital

28. Changes in working capital

As at December 31	2023	2022
Increase in amounts receivable and other assets	$(4,168)	$(4,828)
(Increase)/decrease in inventory[1]	(363)	293
Decrease in loans receivable	—	1,126
Increase in amounts payable and other liabilities	2,799	3,009
Change in working capital	$(1,732)	$(400)
1.	Excludes depletion.